Post Retirement Benefit Cost (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Components of Net Periodic Post Retirement Benefit Cost
Post Retirement and Post Employment Benefits
We provide medical and life insurance benefits to its eligible employees and their dependents upon retirement from the Company. The retirees must have attained age sixty-five and earned twenty years of full-time service upon retirement for coverage under the medical plan. The medical benefits are capped at a $20,000 lifetime maximum per covered person. The benefits are coordinated with Medicare and any other medical policies in force. Retirees who have attained age sixty-five and earned at least ten years of full-time service upon retirement from the Company are entitled to group term life insurance benefits. The life insurance benefit is $2,000 plus $100 for each year of employment over ten years. The plan is not funded and claims are paid as they are incurred. We use a March 31 measurement date for our post retirement benefit disclosures.
The components of net periodic post retirement benefit cost were as follows:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Service cost for benefits earned during the period	$622	$515	$462
Interest cost on accumulated postretirement benefit	554	568	567
Other components	4	(16)	(39)
Net periodic postretirement benefit cost	$1,180	$1,067	$990